RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED-PARTY TRANSACTIONS
Summarized activity and balance	Summarized activity and balance as of and for the years ended December 31, 2024 and 2023 are as follows (in thousands):

	Revenue		Due from/(Due to)
Subsidiary	2024	2023	2024	2023
CLS	$1,000	$1,000	$(0.1)	$(0.1)
Total	$1,000	$1,000	$(0.1)	$(0.1)